UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rock Crest Capital LLC

Address:  23 Old Kings Highway South
          Darien, Connecticut 06820
          Attention: Michael Avalos


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Avalos
Title:  Chief Financial Officer
Phone:  (203) 656-3496


Signature, Place and Date of Signing:


/s/ Michael Avalos              Darien, Connecticut         August 3, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  94

Form 13F Information Table Value Total: $121,270
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                          FORM 13F INFORMATION TABLE
                                                            ROCK CREST CAPITAL, LLC
                                                                 June 30, 2007

COLUMN 1                      COLUMN  2          COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                                                              VALUE    SHRS OR SH/   PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT PRN   CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
ABB LTD                       Sponsored ADR      000375204    3,483    154,126 SH             Sole                 154,126
Adobe Sys Inc                 Com                00724F101    1,205     30,000 SH             Sole                  30,000
Adobe Sys Inc                 Com                00724F101        8    100,000 SH     Call    Sole                 100,000
Advanced Micro Devices Inc    Com                007903107    1,788    125,000 SH             Sole                 125,000
Amazon Com Inc                Com                023135106      212     75,000 SH     Put     Sole                  75,000
America Movil SA DE C V       Spon ADR L Shares  02364W105    3,551     57,344 SH             Sole                  57,344
American Reprographics co     Com                029263100    1,232     40,000 SH             Sole                  40,000
American Tower Corp           CL A               029912201    3,603     85,782 SH             Sole                  85,782
Anadarko Pete Corp            Com                032511107       45    100,000 SH     Call    Sole                 100,000
Anheuser Busch Cos Inc        Com                035229103      111     75,000 SH     Call    Sole                  75,000
Apple Computer Inc            Com                037833100    3,051     25,000 SH             Sole                  25,000
Applied Matls                 Com                038222105       40    200,000 SH     Put     Sole                 200,000
Archer-Daniels Midland Co     Com                039483102      993     30,000 SH             Sole                  30,000
Archer-Daniels Midland Co     Com                039483102       40     50,000 SH     Call    Sole                  50,000
BJ Svcs Co                    Com                055482103      135    150,000 SH     Put     Sole                 150,000
Boeing co                     com                097023105    2,885     30,000 SH             Sole                  30,000
Boeing co                     com                097023105        8    100,000 SH     Call    Sole                 100,000
Broadcom Corp                 CL A               111320107       55    100,000 SH     Call    Sole                 100,000
Bunge Limited                 Com                G16962105      185     50,000 SH     Call    Sole                  50,000
Business Objects S A          Sponsored ADR      12328X107      680     17,500 SH             Sole                  17,500
Cameco Corp                   Com                13321L108      110     50,000 SH     Call    Sole                  50,000
Carmax Inc                    Com                143130102       17     75,000 SH     Put     Sole                  75,000
CDC Corp                      SHS A              G2022L106    2,952    351,067 SH             Sole                 351,067
Cisco Sys Inc                 Com                17275R102    2,566     92,124 SH             Sole                  92,124
Cisco Sys Inc                 Com                17275R102       78    100,000 SH     Call    Sole                 100,000
Cognizant Technology SolutionsCL A               192446102    1,125     15,000 SH             Sole                  15,000
Cognizant Technology SolutionsCL A               192446102       96     50,000 SH     Call    Sole                  50,000
Comcast Corp New              CL A               20030N101    3,729    132,600 SH             Sole                 132,600
Corning Inc                   Com                219350105    4,234    165,700 SH             Sole                 165,700
Countrywide Financial Corp    Com                222372104      180    200,000 SH     Put     Sole                 200,000
Eastman Kodak Co              Com                277461109       10    100,000 SH     Put     Sole                 100,000
EG Res Inc                    Com                26875P101      210     50,000 SH     Put     Sole                  50,000
Equinix Inc                   Com New            29444U502    4,248     46,443 SH             Sole                  46,443
Equinix Inc                   Com New            29444U502      161     50,000 SH     Call    Sole                  50,000
Exelon Corp                   Com                30161N101    3,630     50,000 SH             Sole                  50,000
F5 Networks Inc               Com                315616102      110     35,000 SH     Call    Sole                  35,000
First Solar Inc               Com                336433107      652      7,300 SH             Sole                   7,300
Formfactor Inc                Com                346375108      958     25,000 SH             Sole                  25,000
Foster Wheeler LTD            SHS New            G36535139    2,140     20,000 SH             Sole                  20,000
General Electric Co           Com                369604103    1,914     50,000 SH             Sole                  50,000
General Electric Co           Com                369604103       74    150,000 SH     Call    Sole                 150,000
Gilead Sciences Inc           Com                375558103    2,433     62,700 SH             Sole                  62,700
Google Inc                    CL A               38259P508    1,045      2,000 SH             Sole                   2,000
Google Inc                    CL A               38259P508      313    200,000 SH     Call    Sole                 200,000
Halliburton Co                Com                406216101       13    100,000 SH     Call    Sole                 100,000
Intel Corp                    Com                458140100    4,392    185,000 SH             Sole                 185,000
Intermec Inc                  Com                458786100    3,164    125,000 SH             Sole                 125,000
JA Solar                      Spon ADR           466090107    2,853     84,600 SH             Sole                  84,600
Marvell Technology Group LTD  Ord                G5876H105       33    100,000 SH     Call    Sole                 100,000
McDermott Intl Inc            Com                580037109      831     10,000 SH             Sole                  10,000
McDermott Intl Inc            Com                580037109      235     50,000 SH     Call    Sole                  50,000
Memc Electr Matls Inc         Com                552715104    4,712     77,102 SH             Sole                  77,102
Memc Electr Matls Inc         Com                552715104       20     50,000 SH     Put     Sole                  50,000
Micron Technology Inc         Com                595112103       45    200,000 SH     Call    Sole                 200,000
Microsoft Corp                Com                594918104    6,738    228,633 SH             Sole                 228,633
Monsanto Co New               Com                61166W101       90     50,000 SH     Call    Sole                  50,000
Navisite Inc                  Com New            63935M208    1,389    182,800 SH             Sole                 182,800
NII Hldgs Inc                 CL B New           62913F201    1,615     20,000 SH             Sole                  20,000
Nokia Corp                    Sponsored ADR      654902204    2,108     75,000 SH             Sole                  75,000
Novellus Sys Inc              Com                670008101      115     50,000 SH     Put     Sole                  50,000
NRG Energy Inc                Com New            629377508       81     61,200 SH     Put     Sole                  61,200
Nvidia Corp                   Com                67066G104    2,685     65,000 SH             Sole                  65,000
Nvidia Corp                   Com                67066G104       38    100,000 SH     Call    Sole                 100,000
Oil Svc Holders TR            Depository Rcpt    678002106       56     25,000 SH     Put     Sole                  25,000
Oplink Communications Inc     Com New            68375Q403    1,050     70,000 SH             Sole                  70,000
Oplink Communications Inc     Com New            68375Q403       18    100,000 SH     Call    Sole                 100,000
Oracle Corp                   Com                68389X105      493     25,000 SH             Sole                  25,000
Oracle Corp                   Com                68389X105       65    200,000 SH     Call    Sole                 200,000
Powershares QQQ Trust         Unit Ser 1         73935A104      531    800,000 SH     Put     Sole                 800,000
Precision Castparts Corp      Com                740189105    3,641     30,000 SH             Sole                  30,000
Qualcomm Inc                  Com                747525103    2,849     65,650 SH             Sole                  65,650
Qualcomm Inc                  Com                747525103       24     50,000 SH     Call    Sole                  50,000
Research In Motion LTD        Com                760975102    1,000      5,000 SH             Sole                   5,000
Research In Motion LTD        Com                760975102      776     25,000 SH     Call    Sole                  25,000
Sandisk Corp                  Com                80004C101    4,424     90,400 SH             Sole                  90,400
Sapient Corp                  Com                803062108    1,933    250,000 SH             Sole                 250,000
Savvis Inc                    Com New            805423308        7     31,000 SH     Call    Sole                  31,000
Select Sector SPDR TR         SBI INT-INDS       81369Y704       83    100,000 SH     Put     Sole                 100,000
Select Sector SPDR TR         SBI INT-UTILS      81369Y886      190    200,000 SH     Put     Sole                 200,000
Shanda Interactive Entmt Ltd  Sponsored ADR      81941Q203    1,903     61,400 SH             Sole                  61,400
Shaw Group Inc                Com                820280105    1,648     35,600 SH             Sole                  35,600
Shaw Group Inc                Com                820280105      187     28,100 SH     Call    Sole                  28,100
Siemens                       Sponsored ADR      826197501       43     15,500 SH     Call    Sole                  15,500
SPDR TR                       Unit Ser 1         78462F103      325    100,000 SH     Put     Sole                 100,000
Spirit Aerosystems Hldgs Inc  Com CL A           848574109    2,704     75,000 SH             Sole                  75,000
Time Warner Inc               Com                887317105    1,052     50,000 SH             Sole                  50,000
Transocean Inc                Ord                G90078109    1,060     10,000 SH             Sole                  10,000
Transocean Inc                Ord                G90078109      348     50,000 SH     Call    Sole                  50,000
Trident Microsystems Inc      Com                895919108    1,376     75,000 SH             Sole                  75,000
United States Natl Gas Fund   Unit               912318102       92     34,000 SH     Put     Sole                  34,000
United Technologies Corp      Com                913017109    4,610     65,000 SH             Sole                  65,000
ValueClick Inc                Com                92046N102       14     50,000 SH     Call    Sole                  50,000
Yahoo                         Com                984332106       70    100,000 SH     Call    Sole                 100,000
Zoltek Cos Inc                Com                98975W104    1,246     30,000 SH             Sole                  30,000


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